Reverse Recapitalization (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Reverse Recapitalization [Line Items]
Gross proceeds	$ 17,700,000	$ 17,700,000
Public Warrant [Member]
Reverse Recapitalization [Line Items]
Warrants issued	13,800,000	13,800,000
Private Placement [Member]
Reverse Recapitalization [Line Items]
Remained outstanding warrants	14,040,000	14,040,000
Business Combination [Member]
Reverse Recapitalization [Line Items]
Transaction costs	$ 7,400,000	$ 7,400,000
Class A common stock of ESGEN [Member]
Reverse Recapitalization [Line Items]
Redemption shares	1,159,976	1,159,976
Aggregate payment	$ 13,336,056	$ 13,336,056